Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Total revenues	¥ 431,845,713	$ 61,753,116	¥ 393,836,097	¥ 247,639,205
Online marketing services and others
Revenues
Total revenues	217,783,028	31,142,559	197,934,192	153,540,553
Transaction services
Revenues
Total revenues	¥ 214,062,685	$ 30,610,557	¥ 195,901,905	¥ 94,098,652